UNITED STATES
           SECURITIES AND EXCHANGE COM  MISSION
                Washington, D.C. 20549

                        FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ] Amendment Number:

This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Concord Asset Management, LLC
Address: 150 South Wacker Drive, Suite 350, Chicago, IL 60606
Form 13F File Number: 028-10666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and COM plete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: W. Richard Mason
Title: General Counsel
Phone: 480-443-9537

Signature, Place, and Date of Signing

(signature)

W. Richard Mason
Madison/Mosaic/Concord Legal and Compliance Dept.
Scottsdale, Arizona
May 9, 2007

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F Summary Page

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 56
Form 13F Information Table Value Total: $288,563 (thousands)

List of Other Included Managers: None
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
                                                            FORM 13F INFORMATION TABLE

                                                    VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER         TITLE       CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS   SOLE  SHARED    NONE
------------------------------ ---------- -------- -------- -------- --- ---- ------- ---------- ------ -------- ------
3M Co                          COM       88579Y101     9065   118602 SH       SOLE                118602
America Movil - Series L       ADR       02364W105     8732   182725 SH       SOLE                182725
Amgen                          COM       031162100     6031   107935 SH       SOLE                107935
Anheuser Busch Inc             COM       035229103      718    14238 SH       SOLE                 14238
Apache Corp.                   COM       037411105     7180   101553 SH       SOLE                101553
Archer Daniels Midland         COM       039483102      229     6237 SH       SOLE                  6237
BP PLC                         ADR       055622104      413     6384 SH       SOLE                  6384
Becton Dickinson & Co.         COM       075887109     6962    90549 SH       SOLE                 90549
Berkshire Hathaway Class B     COM       084670207    12751     3503 SH       SOLE                  3503
Best Buy Co.                   COM       086516101     7818   160465 SH       SOLE                160465
Capital One Financial Corporat COM       14040H105     5916    78399 SH       SOLE                 78399
Charles River Labs Internation COM       159864107      670    14475 SH       SOLE                 14475
ChevronTexaco Corp             COM       166764100      286     3870 SH       SOLE                  3870
China Mobile Hong Kong Ltd     ADR       16941M109      224     5005 SH       SOLE                  5005
Cisco Systems, Inc.            COM       17275R102    10330   404620 SH       SOLE                404620
Citigroup Inc                  COM       172967101    10820   210751 SH       SOLE                210751
Cnooc LTD                      ADR       126132109      230     2625 SH       SOLE                  2625
Coca Cola                      COM       191216100     8640   180015 SH       SOLE                180015
Comcast Corp Cl A              COM       20030N101     6932   267158 SH       SOLE                267158
Danaher Corporation            COM       235851102    11749   164443 SH       SOLE                164443
Dover Corp.                    COM       260003108     1607    32920 SH       SOLE                 32920
Eli Lilly Co Inc               COM       532457108      366     6810 SH       SOLE                  6810
Exxon Mobil Corporation        COM       30231G102     1798    23837 SH       SOLE                 23837
Fiserv Inc.                    COM       337738108     6482   122160 SH       SOLE                122160
General Electric               COM       369604103      824    23298 SH       SOLE                 23298
Grupo Modelo S.A. de C.V.      COM       P4833F104      219    42700 SH       SOLE                 42700
Home Depot                     COM       437076102     7256   197500 SH       SOLE                197500
ITT Industries                 COM       450911102     1371    22736 SH       SOLE                 22736
International Business Machine COM       459200101      618     6552 SH       SOLE                  6552
JP Morgan Chase & Co.          COM       46625H100      460     9506 SH       SOLE                  9506
Johnson & Johnson              COM       478160104    11097   184156 SH       SOLE                184156
Lee Enterprises                COM       523768109      240     8000 SH       SOLE                  8000
Liberty Media Hldg Corp Intera COM       53071M104     6886   289062 SH       SOLE                289062
Linear Technology Corp.        COM       535678106     6831   216215 SH       SOLE                216215
Marsh & McLennan               COM       571748102     7891   269405 SH       SOLE                269405
McDonald's Corp.               COM       580135101     9344   207415 SH       SOLE                207415
Medtronic, Inc.                COM       585055106      277     5650 SH       SOLE                  5650
Microsoft Corp.                COM       594918104    10571   379272 SH       SOLE                379272
Mohawk Industries              COM       608190104      308     3750 SH       SOLE                  3750
Morgan Stanley Dean Witter Inc COM       617446448    12050   152998 SH       SOLE                152998
Nestle SA                      ADR       641069406      325     3350 SH       SOLE                  3350
Novartis AG                    ADR       66987V109    11588   212104 SH       SOLE                212104
Pepsico                        COM       713448108      411     6470 SH       SOLE                  6470
Pfizer                         COM       717081103      441    17470 SH       SOLE                 17470
Procter & Gamble               COM       742718109      522     8262 SH       SOLE                  8262
Reckitt Benckiser plc          COM       G7420A107      221     4250 SH       SOLE                  4250
Roche Holdings                 ADR       771195104      200     2275 SH       SOLE                  2275
Sasol LTD Sponsored            ADR       803866300     6355   192275 SH       SOLE                192275
Sysco Corp.                    COM       871829107     8505   251415 SH       SOLE                251415
Target Corp.                   COM       87612E106    11784   198849 SH       SOLE                198849
United Parcel Service          COM       911312106     6998    99830 SH       SOLE                 99830
United Technologies Corp       COM       913017109      225     3454 SH       SOLE                  3454
UnitedHealth Group             COM       91324P102    10588   199880 SH       SOLE                199880
Wal-Mart Stores                COM       931142103    10445   222462 SH       SOLE                222462
Walgreen Co                    COM       931422109     7073   154135 SH       SOLE                154135
Wells Fargo                    COM       949746101    10690   310496 SH       SOLE                310496